Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt
2024	$ 101,010
2025	277,063
2026	293,677
2027	80,069
2028 and thereafter	211,186
Total	963,005	$ 1,062,647
Sale & Leaseback
Long-Term Debt
2024	13,804
2025	14,399
2026	15,060
2027	15,751
2028 and thereafter	119,121
Total	178,135
Periodic repayment
Long-Term Debt
2024	80,736
2025	76,081
2026	59,096
2027	26,818
2028 and thereafter	13,241
Total	255,972
Balloon Repayment
Long-Term Debt
2024	6,470
2025	186,583
2026	219,521
2027	37,500
2028 and thereafter	78,824
Total	$ 528,898